Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 0	$ 4
Deferred revenue	$ (874)	(866)	$ (833)
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		4
Trade receivables		4
Prepaid expenses and other current assets		1
Current assets		9
Total assets		57
Payables and accruals		(7)
Deferred revenue		(6)
Other financial liabilities		(2)
Current liabilities		(15)
Provisions and other non-current liabilities		(2)
Deferred tax		(7)
Total liabilities		(24)
Net assets acquired		33
Goodwill		133
Total		166
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		25
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets		$ 23